Segment information (Primary segment) - Disclosure of reconciliation between adjusted profit and statutory profit (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating segments
Revenue from ordinary activities	€ 42,984	€ 31,833
Profit before taxes	7,915	6,914
Profit	4,894	3,675
Underlying Profit
Operating segments
Revenue from ordinary activities	42,984	31,833
Profit before taxes	7,915	7,629
Profit	4,894	4,205
Adjustments
Operating segments
Revenue from ordinary activities	0	0
Profit before taxes	0	(715)
Profit	0	(530)
Europe | Underlying Profit
Operating segments
Revenue from ordinary activities	13,649	10,862
Profit before taxes	2,693	1,963
Profit	1,839	1,312
North America | Underlying Profit
Operating segments
Revenue from ordinary activities	8,154	7,315
Profit before taxes	2,061	2,478
Profit	1,578	1,581
South America | Underlying Profit
Operating segments
Revenue from ordinary activities	17,613	10,580
Profit before taxes	3,165	3,105
Profit	1,946	1,639
Digital Consumer Bank | Underlying Profit
Operating segments
Revenue from ordinary activities	3,395	3,245
Profit before taxes	1,010	888
Profit	572	485
Corporate Centre | Underlying Profit
Operating segments
Revenue from ordinary activities	173	(169)
Profit before taxes	(1,014)	(805)
Profit	€ (1,041)	€ (812)